Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Information
Total revenues	¥ 1,498,029	$ 210,993	¥ 1,257,874	¥ 1,692,463
Total depreciation expenses of property and equipment	46,090	6,492	47,086	30,081
Total amortization expense of Intangible assets	25,349		25,438	14,995
Information services and others
Segment Information
Total revenues	1,063,178	149,745	870,140	1,304,455
Information services and others | So Young
Segment Information
Total revenues	1,063,178		870,166	1,304,455
Reservation services
Segment Information
Total revenues	101,313	$ 14,270	128,668	276,052
Reservation services | So Young
Segment Information
Total revenues	101,313		128,668	276,052
Sales of medical products and maintenance services | So Young
Segment Information
Total revenues	66,092		18,336
Sales of medical products and maintenance services | Wuhan Miracle
Segment Information
Total revenues	268,756		242,339	111,956
Operating Segments
Segment Information
Total revenues	1,499,339		1,259,509	1,692,463
Total depreciation expenses of property and equipment	7,175		5,531	3,109
Total amortization expense of Intangible assets	22,199		22,316	13,554
Operating Segments | So Young
Segment Information
Total revenues	1,230,583		1,017,170	1,580,507
Total depreciation expenses of property and equipment	5,955		3,676	2,559
Total amortization expense of Intangible assets	9,532		9,649	7,907
Operating Segments | Wuhan Miracle
Segment Information
Total revenues	268,756		242,339	111,956
Total depreciation expenses of property and equipment	1,220		1,855	550
Total amortization expense of Intangible assets	12,667		12,667	¥ 5,647
Eliminations
Segment Information
Total revenues	(1,310)		(1,635)
Eliminations | Wuhan Miracle
Segment Information
Total revenues	¥ (1,310)		¥ (1,635)